Benefit Obligations (Schedule of Weighted-average Target Asset Allocations) (Details)	12 Months Ended
Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	100.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Bonds - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	53.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Equities - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	26.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Equities - International to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	20.00%
United States Pension Plans of US Entity, Defined Benefit [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	1.00%
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	100.00%
Foreign Pension Plans, Defined Benefit [Member] | Bonds - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	81.00%
Foreign Pension Plans, Defined Benefit [Member] | Equities - Domestic to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	13.00%
Foreign Pension Plans, Defined Benefit [Member] | Equities - International to Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	3.00%
Foreign Pension Plans, Defined Benefit [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average target asset allocations	3.00%